Stock-Based Compensation (Restricted Stock Units and PEPUnits Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 27, 2014		Dec. 28, 2013	Dec. 29, 2012
PepsiCo Equity Performance Unit [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 27, 2014(g)	[2]	953	[1]	675
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected to Vest, Outstanding, Number	[2]	843
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value [Roll Forward]
Outstanding at December 31, 2012 (in USD per share)	[3]	$ 66.65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[5]	387	[2],[4]	355	410
Granted (in USD per share)		$ 50.95	[3],[4]	$ 68.48	$ 64.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	[2]	(109)
Forfeited (in USD per share)	[3]	$ 59.85
Outstanding at December 29, 2013 (in USD per share)	[3]	61.04	[1]	$ 66.65
Expected to vest as of December 29, 2013(in USD per share)	[3]	$ 60.97
Outstanding, average life, at December 29, 2013	[1],[6]	1 year 2 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Aggregate Intrinsic Value	[1],[7]	$ 92,451
Expected to vest, average life, at December 29, 2013	[6]	1 year 2 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected to Vest, Aggregate Intrinsic Value	[7]	$ 81,770
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	[8]	11,228	[9]	11,939
Granted(e)	[8],[10]	4,379
Converted	[8]	(3,713)
Forfeited	[8]	(1,171)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected to Vest, Outstanding, Number	[8]	10,745
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value [Roll Forward]
Outstanding at December 31, 2012 (in USD per share)	[11]	$ 69.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	[5]	4,379		4,231	4,404
Granted (in USD per share)		$ 80.39	[10],[11]	$ 76.30	$ 66.64
Converted (in USD per share)	[11]	64.77
Forfeited (in USD per share)	[11]	73.71
Outstanding at December 29, 2013 (in USD per share)	[11]	74.49	[9]	$ 69.04
Expected to vest as of December 29, 2013(in USD per share)	[11]	$ 73.74
Outstanding, average life, at December 29, 2013	[12]	1 year 5 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Aggregate Intrinsic Value	[13]	$ 1,089,707
Expected to vest, average life, at December 29, 2013	[12]	1 year 3 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected to Vest, Aggregate Intrinsic Value	[13]	$ 1,042,781
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value [Roll Forward]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares	[8],[14]	(206)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Performance Assumption Change, Intrinsic Value, Amount per Share	[11],[14]	$ 64.19
Maximum Award Level [Domain] | PepsiCo Equity Performance Unit [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares Outstanding	[2]	1,700
Maximum Award Level [Domain] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares Outstanding		1,100
Minimum Award Level [Domain] | PepsiCo Equity Performance Unit [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares Outstanding		0
Minimum Award Level [Domain] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares Outstanding		0
Target Award Level [Domain] [Domain] | PepsiCo Equity Performance Unit [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares Outstanding		1,000
Target Award Level [Domain] [Domain] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-Based Payment Award, Equity instruments other than options, Performance Assumption Adjustment, Shares Outstanding		700

[1]	(f)The outstanding PEPunits for which the performance period has not ended as of December 27, 2014, at the threshold, target and maximum award levels were zero, 1.0 million and 1.7 million, respectively.
[2]	PEPunits are in thousands.
[3]	Weighted-average intrinsic value at grant date.
[4]	(e)Grant activity for all PEPunits are disclosed at target.
[5]	In thousands.
[6]	Weighted-average contractual life remaining.
[7]	In thousands.
[8]	RSUs and PSUs are in thousands and include RSUs previously granted under the PBG plan. No additional RSUs or shares were granted under the PBG plan after 2009.
[9]	The outstanding PSUs for which the performance period has not ended as of December 27, 2014, at the threshold, target and maximum award levels were zero, 0.7 million and 1.1 million, respectively.
[10]	Grant activity for all PSUs are disclosed at target.
[11]	Weighted-average intrinsic value at grant date.
[12]	Weighted-average contractual life remaining.
[13]	In thousands.
[14]	Reflects the net number of PSUs above and below target levels based on actual performance measured at the end of the performance period.